Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans and Allowance for Credit Losses

NOTE 6	Loans and Allowance for Credit Losses
The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2022	2021

Commercial
Commercial	$131,128	$106,912
Lease financing	4,562	5,111

Total commercial	135,690	112,023

Commercial Real Estate
Commercial mortgages	43,765	28,757
Construction and development	11,722	10,296

Total commercial real estate	55,487	39,053

Residential Mortgages
Residential mortgages	107,858	67,546
Home equity loans, first liens	7,987	8,947

Total residential mortgages	115,845	76,493

Credit Card	26,295	22,500

Other Retail
Retail leasing	5,519	7,256
Home equity and second mortgages	12,863	10,446
Revolving credit	3,983	2,750
Installment	14,592	16,641
Automobile	17,939	24,866

Total other retail	54,896	61,959

Total loans	$388,213	$312,028

The Company had loans of $134.6 billion at December 31, 2022, and $92.1 billion at December 31, 2021, pledged at the Federal Home Loan Bank, and loans of $85.8 billion at December 31, 2022, and $76.9 billion at December 31, 2021, pledged at the Federal Reserve Bank.
The Company offers a broad array of lending products to consumer and commercial customers, in various industries, across several geographical locations, predominately in the states in which it has Consumer and Business Banking offices. Collateral for commercial and commercial real estate loans may include marketable securities, accounts receivable, inventory, equipment, real estate, or the related property.
Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs, and any partial charge-offs recorded. Purchased loans are recorded at fair value at the date of purchase. Net unearned interest and deferred fees and costs on originated loans and unamortized premiums and discounts on purchased loans amounted to $3.1 billion at December 31, 2022 and $475 million at December 31, 2021. The Company evaluates purchased loans for more-than-insignificant deterioration at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans that have experienced more-than-insignificant deterioration from origination are considered purchased credit deteriorated loans. All other purchased loans are considered non-purchased
credit deteriorated loans.
Allowance for Credit Losses
The allowance for credit losses is established for current expected credit losses on the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance considers expected losses for the remaining lives of the applicable assets, inclusive of expected recoveries. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs.
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans
Balance at December 31, 2021	$1,849	$1,123	$565	$1,673	$945	$6,155
Add
Allowance for acquired credit losses (a)	163	87	36	45	5	336
Provision for credit losses (b)	378	152	302	826	319	1,977
Deduct
Loans charged-off (c)	319	54	13	696	418	1,500
Less recoveries of loans charged-off	(92)	(17)	(36)	(172)	(120)	(437)

Net loan charge-offs (recoveries)	227	37	(23)	524	298	1,063
Other Changes	–	–	–	–	(1)	(1)

Balance at December 31, 2022	$2,163	$1,325	$926	$2,020	$970	$7,404

Balance at December 31, 2020	$2,423	$1,544	$573	$2,355	$1,115	$8,010
Add
Provision for credit losses	(471)	(419)	(40)	(170)	(73)	(1,173)
Deduct
Loans charged-off	222	29	18	686	253	1,208
Less recoveries of loans charged-off	(119)	(27)	(50)	(174)	(156)	(526)

Net loan charge-offs (recoveries)	103	2	(32)	512	97	682

Balance at December 31, 2021	$1,849	$1,123	$565	$1,673	$945	$6,155

Balance at December 31, 2019	$1,484	$799	$433	$1,128	$647	$4,491
Add
Change in accounting principle (d)	378	(122)	(30)	872	401	1,499
Provision for credit losses	1,074	1,054	158	1,184	336	3,806
Deduct
Loans charged-off	575	210	19	975	401	2,180
Less recoveries of loans charged-off	(62)	(23)	(31)	(146)	(132)	(394)

Net loan charge-offs (recoveries)	513	187	(12)	829	269	1,786

Balance at December 31, 2020	$2,423	$1,544	$573	$2,355	$1,115	$8,010
(a)	Represents allowance for purchased credit deteriorated and charged-off loans acquired from MUB.
(b)	Includes $662 million of provision for credit losses related to the acquisition of MUB.
(c)	Includes $179 million of total charge-offs primarily on loans previously charged-off by MUB, which were written up upon acquisition to unpaid principal balance as required by purchase accounting.
(d)
Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.

The increase in the allowance for credit losses from December 31, 2021 to December 31, 2022 reflected $336 million for purchased credit deteriorated and charged-off loans acquired from MUB and the impact of MUB‘s provision for credit losses of
$662 million for loans acquired
, as well as the impact of
loan growth and
increased economic uncertainty.
Credit Quality
The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses.
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming (b)	Total

December 31, 2022
Commercial	$135,077	$350	$94	$169	$135,690
Commercial real estate	55,057	87	5	338	55,487
Residential mortgages (a)	115,224	201	95	325	115,845
Credit card	25,780	283	231	1	26,295
Other retail	54,382	309	66	139	54,896

Total loans	$385,520	$1,230	$491	$972	$388,213

December 31, 2021
Commercial	$111,270	$530	$49	$174	$112,023
Commercial real estate	38,678	80	11	284	39,053
Residential mortgages (a)	75,962	124	181	226	76,493
Credit card	22,142	193	165	–	22,500
Other retail	61,468	275	66	150	61,959

Total loans	$309,520	$1,202	$472	$834	$312,028
(a)
At December 31, 2022, $647 million of loans 30–89 days past due and $2.2 billion of loans 90 days or more past due purchased and that could be purchased from Government National Mortgage Association (“GNMA”) mortgage pools under delinquent loan repurchase options whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $791 million and $1.5 billion at December 31, 2021, respectively.

(b)
Substantially all nonperforming loans at December 31, 2022 and 2021, had an associated allowance for credit losses. The Company recognized interest income on nonperforming loans of $19 million and $16 million for the years ended December 31, 2022 and 2021, respectively, compared to what would have been recognized at the original contracual terms of the loans of $34 million for both periods.

At December 31, 2022, total nonperforming assets held by the Company were $1.0 billion, compared with $878 million at December 31, 2021. Total nonperforming assets included $972 million of nonperforming loans, $23 million of OREO and $21 million of other nonperforming assets owned by the Company at December 31, 2022, compared with $834 million, $22 million and $22 million, respectively at December 31, 2021.
At December 31, 2022, the amount of foreclosed residential real estate held by the Company, and included in OREO, was $23 million, compared with $22 million at December 31, 2021. These amounts excluded $54 million and $22 million at December 31, 2022 and December 31, 2021, respectively, of foreclosed residential real estate related to mortgage loans whose payments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs. In addition, the amount of residential mortgage loans secured by residential real estate in the process of foreclosure at December 31, 2022 and December 31, 2021, was $1.1 billion and $696 million, respectively, of which $830 million and $555 million, respectively, related to loans purchased and that could be purchased from Government National Mortgage Association (“GNMA”) mortgage pools under delinquent loan repurchase options whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

	December 31, 2022					December 31, 2021
		Criticized					Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total	Pass	Special Mention	Classified (a)	Total Criticized	Total
Commercial
Originated in 2022	$61,229	$245	$315	$560	$61,789	$–	$–	$–	$–	$–
Originated in 2021	26,411	159	78	237	26,648	51,155	387	287	674	51,829
Originated in 2020	7,049	68	138	206	7,255	14,091	304	133	437	14,528
Originated in 2019	3,962	51	210	261	4,223	10,159	151	54	205	10,364
Originated in 2018	2,119	31	32	63	2,182	5,122	3	36	39	5,161
Originated prior to 2018	6,867	33	97	130	6,997	4,923	30	81	111	5,034
Revolving (b)	25,888	344	364	708	26,596	24,722	268	117	385	25,107
Total commercial	133,525	931	1,234	2,165	135,690	110,172	1,143	708	1,851	112,023
Commercial real estate
Originated in 2022	14,527	206	519	725	15,252	–	–	–	–	–
Originated in 2021	13,565	171	99	270	13,835	13,364	6	990	996	14,360
Originated in 2020	6,489	97	117	214	6,703	7,459	198	263	461	7,920
Originated in 2019	6,991	251	304	555	7,546	6,368	251	610	861	7,229
Originated in 2018	3,550	88	501	589	4,139	2,996	29	229	258	3,254
Originated prior to 2018	6,089	50	374	424	6,513	4,473	55	224	279	4,752
Revolving	1,489	–	10	10	1,499	1,494	1	43	44	1,538
Total commercial real estate	52,700	863	1,924	2,787	55,487	36,154	540	2,359	2,899	39,053
Residential mortgages (c)
Originated in 2022	28,452	–	–	–	28,452	–	–	–	–	–
Originated in 2021	39,527	–	7	7	39,534	29,882	–	3	3	29,885
Originated in 2020	16,556	–	8	8	16,564	15,948	1	8	9	15,957
Originated in 2019	7,222	–	18	18	7,240	6,938	–	36	36	6,974
Originated in 2018	2,934	–	26	26	2,960	2,889	–	30	30	2,919
Originated prior to 2018	20,724	–	371	371	21,095	20,415	–	342	342	20,757
Revolving	–	–	–	–	–	1	–	–	–	1
Total residential mortgages	115,415	–	430	430	115,845	76,073	1	419	420	76,493
Credit card (d)	26,063	–	232	232	26,295	22,335	–	165	165	22,500
Other retail
Originated in 2022	9,563	–	6	6	9,569	–	–	–	–	–
Originated in 2021	15,352	–	12	12	15,364	22,455	–	6	6	22,461
Originated in 2020	7,828	–	11	11	7,839	12,071	–	9	9	12,080
Originated in 2019	3,418	–	13	13	3,431	7,223	–	17	17	7,240
Originated in 2018	1,421	–	9	9	1,430	3,285	–	14	14	3,299
Originated prior to 2018	2,268	–	22	22	2,290	3,699	–	24	24	3,723
Revolving	14,029	–	98	98	14,127	12,532	–	112	112	12,644
Revolving converted to term	800	–	46	46	846	472	–	40	40	512
Total other retail	54,679	–	217	217	54,896	61,737	–	222	222	61,959
Total loans	$382,382	$1,794	$4,037	$5,831	$388,213	$306,471	$1,684	$3,873	$5,557	$312,028
Total outstanding commitments	$772,804	$2,825	$5,041	$7,866	$780,670	$662,363	$3,372	$5,684	$9,056	$671,419
Note:	Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended.
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	Includes an immaterial amount of revolving converted to term loans.
(c)
At December 31, 2022, $2.2 billion of GNMA loans 90 days or more past due and $1.0 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $1.5 billion and $1.1 billion at December 31, 2021, respectively.

(d)	Predominately all credit card loans are considered revolving loans. Includes an immaterial amount of revolving converted to term loans.
Troubled Debt Restructurings
In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance

2022
Commercial	2,259	$148	$134
Commercial real estate	75	50	47
Residential mortgages	1,699	475	476
Credit card	44,470	243	246
Other retail	2,514	89	85

Total loans, excluding loans purchased from GNMA mortgage pools	51,017	1,005	988
Loans purchased from GNMA mortgage pools	1,640	226	230

Total loans	52,657	$1,231	$1,218

2021
Commercial	2,156	$140	$127
Commercial real estate	112	193	179
Residential mortgages	977	329	328
Credit card	25,297	144	146
Other retail	2,576	74	67

Total loans, excluding loans purchased from GNMA mortgage pools	31,118	880	847
Loans purchased from GNMA mortgage pools	2,311	334	346

Total loans	33,429	$1,214	$1,193

2020
Commercial	3,423	$628	$493
Commercial real estate	149	262	218
Residential mortgages	1,176	402	401
Credit card	23,549	135	136
Other retail	4,027	117	114

Total loans, excluding loans purchased from GNMA mortgage pools	32,324	1,544	1,362
Loans purchased from GNMA mortgage pools	4,630	667	659

Total loans	36,954	$2,211	$2,021

Residential mortgages, home equity and second mortgages, and loans purchased from GNMA mortgage pools in the table above include trial period arrangements offered to customers during the periods presented. The post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. In addition, the post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs. At December 31, 2022, 4 residential mortgages, 5 home equity and second mortgage loans and 52 loans purchased from GNMA mortgage pools with outstanding balances of less than $1 million, less than $1 million and $6 million, respectively, were in a trial period and have estimated post-modification balances of less than $1 million, less than $1 million and $6 million, respectively, assuming permanent modification occurs at the end of the trial period.
The following table provides a summary of TDR loans that defaulted (fully or partially charged-off
or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2022
Commercial	767	$24
Commercial real estate	20	11
Residential mortgages	235	28
Credit card	7,904	42
Other retail	307	5

Total loans, excluding loans purchased from GNMA mortgage pools	9,233	110
Loans purchased from GNMA mortgage pools	282	59

Total loans	9,515	$169

2021
Commercial	1,084	$32
Commercial real estate	16	7
Residential mortgages	81	9
Credit card	7,700	43
Other retail	714	11

Total loans, excluding loans purchased from GNMA mortgage pools	9,595	102
Loans purchased from GNMA mortgage pools	176	26

Total loans	9,771	$128

2020
Commercial	1,148	$80
Commercial real estate	50	30
Residential mortgages	38	5
Credit card	6,688	35
Other retail	307	4

Total loans, excluding loans purchased from GNMA mortgage pools	8,231	154
Loans purchased from GNMA mortgage pools	498	66

Total loans	8,729	$220

In addition to the defaults in the table above, the Company had a total of 16 residential mortgage loans, home equity and second mortgage loans and loans purchased from GNMA mortgage pools for the year ended December 31, 2022, where borrowers did not successfully complete the trial period arrangement and, therefore, are no longer eligible for a permanent modification under the applicable modification program. These loans had aggregate outstanding balances of $2 million for the year ended December 31, 2022.
As of December 31, 2022, the Company had $21 million of commitments to lend additional funds to borrowers whose terms of their outstanding owed balances have been modified in TDRs.